FINANCIAL LEASE RECEIVABLES - Components of the net investment in financial lease receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL LEASE RECEIVABLES
Total minimum lease payments to be received	¥ 303,273	¥ 446,163	¥ 419,673
Less: Allowance for uncollectibles	(6,890)	(4,225)	(2,624)
Net minimum lease payments receivable	296,383	441,938	417,049
Less: unearned income	(1,872)	(3,245)	(3,587)
Net investment in direct financing and sales-type leases	294,511	438,693	413,462
Contingent rental	¥ 0	¥ 0	¥ 0